Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

	September 30,	December 31,
	2012	2011
	(Unaudited)
Compensation and benefits	$375,000	$817,656
Deferred rent	40,475	40,475
Professional fees	120,000	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$542,326	$864,983